Share Capital - Further Information on Preferred Shares (Details) - CAD CAD / shares in Units, CAD in Millions				12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Sep. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares				92,200,000	92,200,000	92,200,000
Face amount				CAD 2,305
Net amount				CAD 2,257	CAD 2,257	CAD 2,257
Series 1
Disclosure of classes of share capital [line items]
Annual dividend rate				4.75%
Annual dividend per share				CAD 1.19
Number of shares				16,000,000
Face amount				CAD 400
Net amount				CAD 394
Series 2
Disclosure of classes of share capital [line items]
Annual dividend rate				4.80%
Annual dividend per share				CAD 1.20
Number of shares				13,000,000
Face amount				CAD 325
Net amount				CAD 318
Series 3
Disclosure of classes of share capital [line items]
Annual dividend rate				4.45%
Annual dividend per share				CAD 1.11
Number of shares				10,000,000
Face amount				CAD 250
Net amount				CAD 245
Series 4
Disclosure of classes of share capital [line items]
Annual dividend rate				4.45%
Annual dividend per share				CAD 1.11
Number of shares				12,000,000
Face amount				CAD 300
Net amount				CAD 293
Series 5
Disclosure of classes of share capital [line items]
Annual dividend rate				4.50%
Annual dividend per share				CAD 1.13
Number of shares				10,000,000
Face amount				CAD 250
Net amount				CAD 245
Series 8R
Disclosure of classes of share capital [line items]
Annual dividend rate				2.275%
Annual dividend per share				CAD 0.57
Number of shares				5,200,000
Face amount				CAD 130
Net amount				CAD 127
Annual dividend rate spread				1.41%
Series 9QR
Disclosure of classes of share capital [line items]
Number of shares				6,000,000
Face amount				CAD 150
Net amount				CAD 147
Annual dividend rate spread				1.41%
Series 10R
Disclosure of classes of share capital [line items]
Annual dividend rate		2.842%	3.90%	2.842%
Annual dividend per share				CAD 0.71
Number of shares				6,900,000
Face amount				CAD 173
Net amount				CAD 169
Annual dividend rate spread				2.17%
Series 11QR
Disclosure of classes of share capital [line items]
Number of shares				1,100,000
Face amount				CAD 27
Net amount				CAD 26
Annual dividend rate spread				2.17%
Series 12R
Disclosure of classes of share capital [line items]
Annual dividend rate	4.25%			3.806%
Annual dividend per share				CAD 0.95
Number of shares				12,000,000
Face amount				CAD 300
Net amount				CAD 293
Annual dividend rate spread				2.73%
Number of shares required for conversion				1,000,000
Series 8R, Series 10R and Series 12R
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share)				CAD 25.00
Series 9QR and Series 11QR- on redemption date and every five years thereafter
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share)				25.00
Preference Shares, Class A, Series 9QR And Series 11QR - on any other date
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share)				CAD 25.50